Vanguard High-Yield Corporate Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard High-Yield Corporate Fund	Jan. 31, 2026
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.22%
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.12%